Convertible Loan Payable - Schedule of Convertible Loan Outstanding Interest Payable (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Accretion expense	$ 359,267	$ 734,589
Loss on loan extinguishment	(1,056,296)
Convertible Loan Payable [Member]
Beginning Balance	1,744,327	70,820
Proceeds on issuance		500,000
Debt issue costs		(238,455)
Conversion feature valuation		(205,444)
Warrant valuation		(221,256)
Accretion expense	146,266	734,589
Loss on loan extinguishment	9,407	1,204,073
Partial extinguishment	(300,000)	(100,000)
Ending Balance	$ 1,600,000	$ 1,744,327